Shareholder Report, Holdings (Details)	Apr. 30, 2025
C000225893 | BNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225893 | BNY-38385B2H2
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000225893 | BNY-3140XQFR3
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000225893 | BNY-3132DWEQ2
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000225893 | BNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225893 | BNY-3137FBKV7
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225893 | BNY-20755DAF3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225893 | BNY-33843VAL7
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000225893 | BNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000225893 | BNY-30167FAG7
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000225893 | Mortgage SecuritiesBNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	33.20%
C000225893 | BanksBNY-48241FAD6
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000225893 | U.S. Treasury NoteBNY-91282CMZ1
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225893 | Asset Backed SecuritiesBNY-107933AF0
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000225893 | ElectricBNY-30036FAD3
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000225893 | Diversified Financial ServicesBNY-05369AAK7
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000225893 | U.S. Treasury BondBNY-912810UJ5
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000225893 | Auto ManufacturersBNY-65480CAC9
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000225893 | PipelinesBNY-19828TAH9
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000225893 | Oil & GasBNY-70137WAL2
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238088 | BNY-1248EPCD3
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000238088 | BNY-18912UAC6
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000238088 | BNY-737446AQ7
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000238088 | BNY-682691AJ9
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000238088 | BNY-98380MAB1
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-143658BR2
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-92332YAB7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000238088 | BNY-126307AZ0
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238088 | BNY-12543DBH2
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000238088 | BNY-030981AM6
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000238088 | MediaBNY-65336YAN3
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000238088 | Oil & GasBNY-62957HAJ4
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000238088 | Commercial ServicesBNY-019576AD9
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000238088 | ElectricBNY-92840MAB8
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000238088 | RetailBNY-55617LAR3
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238088 | REITSBNY-91327TAA9
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000238088 | Diversified Financial ServicesBNY-63861CAF6
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000238088 | TelecommunicationsBNY-02156LAC5
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000238088 | ChemicalsBNY-78433BAB4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000238088 | Money Market FundsBNY-X9USDBLYT
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000248469 | BNY-33843VAL7
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000248469 | BNY-749384AA1
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248469 | BNY-3140XQAF4
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000248469 | BNY-3132DSQK1
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000248469 | BNY-38381ECG1
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000248469 | BNY-35564KKL2
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248469 | BNY-20753VBT4
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000248469 | BNY-46654KAC1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000248469 | BNY-95000YAC9
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000248469 | BNY-3137HKWJ9
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000248469 | Mortgage Securities
Holdings [Line Items]
Percent of Net Asset Value	82.20%
C000248469 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000248469 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000248469 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000248469 | U.S. Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000184310 | BNY-56042SDX5
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000184310 | BNY-39160CAQ0
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184310 | BNY-167593X56
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184310 | BNY-968214AT3
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000184310 | BNY-544532JS4
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000184310 | BNY-88276RFJ6
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000184310 | BNY-03135NBH3
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | BNY-058827EZ5
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | BNY-65830RCT4
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | BNY-2593092S0
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184310 | Texas
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000184310 | Illinois
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000184310 | California
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C000184310 | New York
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000184310 | Florida
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184310 | Pennsylvania
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000184310 | Colorado
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000184310 | North Carolina
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184310 | New Jersey
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000184310 | Indiana
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000184311 | BNY-544532NR1
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000184311 | BNY-56035DJJ2
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184311 | BNY-84136HAU7
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000184311 | BNY-09182TAF4
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000184311 | BNY-13013JCM6
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000184311 | BNY-74440DFC3
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000184311 | BNY-167593M33
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184311 | BNY-64990AMS1
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000184311 | BNY-45203LEK5
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000184311 | BNY-63607WAZ7
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222073 | BNY-13013JDD5
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000222073 | BNY-40065NCN5
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000222073 | BNY-53945CMN7
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000222073 | BNY-13078YQE8
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222073 | BNY-13035ADJ5
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222073 | BNY-13048RAM9
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222073 | BNY-022168TM0
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222073 | BNY-91412GVX0
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000222073 | BNY-79811YAK4
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222073 | BNY-13032UP93
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222073 | General
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C000222073 | School District
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000222073 | Water
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000222073 | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000222073 | Airport
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000222073 | Medical
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000222073 | Higher Education
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000222073 | Education
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000222073 | Development
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000222073 | Short-Term Investments
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000241259 | BNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000241259 | BNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000241259 | BNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000241259 | BNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000241259 | BNY-03027X100
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000241259 | BNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000241259 | BNY-65339F101
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241259 | BNY-BDR05C0
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000241259 | BNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241259 | BNY-69351T106
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000241259 | ElectricBNY-92939U106
Holdings [Line Items]
Percent of Net Asset Value	28.00%
C000241259 | Engineering & ConstructionBNY-B0ZV104
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000241259 | PipelinesBNY-87612G101
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000241259 | REITSBNY-277276101
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241259 | REITSBNY-828806109
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000241259 | REITSBNY-46187W107
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241259 | Real EstateBNY-6805317
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000241259 | REITSBNY-95040Q104
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000241259 | REITSBNY-29444U700
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000241259 | REITSBNY-30225T102
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000234758 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000234758 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000234758 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000234758 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000234758 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000234758 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234758 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234758 | BNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234758 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000234758 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234758 | SoftwareBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000234758 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000234758 | InternetBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000234758 | PharmaceuticalsBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000234758 | Diversified Financial ServicesBNY-92826C839
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000234758 | Aerospace & DefenseBNY-369604301
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234758 | ChemicalsBNY-278865100
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234758 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000234759 | BNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000234759 | BNY-037833100
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234759 | BNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000234759 | BNY-67066G104
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000234759 | BNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000234759 | BNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000234759 | BNY-64110L106
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000234759 | BNY-11135F101
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234759 | BNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234759 | BNY-67103H107
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000234759 | SoftwareBNY-594918104
Holdings [Line Items]
Percent of Net Asset Value	38.40%
C000234759 | InternetBNY-023135106
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000234759 | InternetBNY-30303M102
Holdings [Line Items]
Percent of Net Asset Value	14.80%
C000234759 | PharmaceuticalsBNY-532457108
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000234759 | Diversified Financial ServicesBNY-57636Q104
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C000234759 | Building MaterialsBNY-G8994E103
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000234759 | Money Market FundsBNY-X9USDDIRM
Holdings [Line Items]
Percent of Net Asset Value	2.60%